Income tax (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Currency translation adjustment	$ (30,716)	$ (1,375)	$ (33,022)
Trade And Other Receivables [Member]
Statement [Line Items]
Beginning of the year	(3,994)	(4,614)
Currency translation adjustment	0	0
Charged to the Statement of Income	2,251	620
Revaluation surplus	0	0
Ending of the year	(1,743)	(3,994)	(4,614)
Tax Loss Carry-forwards [Member]
Statement [Line Items]
Beginning of the year	32,509	12,030
Currency translation adjustment	(4,209)	524
Charged to the Statement of Income	35,506	19,955
Revaluation surplus	0	0
Ending of the year	63,806	32,509	12,030
Subtotal Assets [Member]
Statement [Line Items]
Beginning of the year	73,561	44,598
Currency translation adjustment	(6,331)	1,647
Charged to the Statement of Income	36,487	27,316
Revaluation surplus	0	0
Ending of the year	103,717	73,561	44,598
Biological Assets [Member]
Statement [Line Items]
Beginning of the year	(12,379)	(21,753)
Currency translation adjustment	83	346
Charged to the Statement of Income	(7,876)	9,028
Revaluation surplus	0	0
Ending of the year	(20,172)	(12,379)	(21,753)
Others Liabilities [member]
Statement [Line Items]
Beginning of the year	(9,964)	(4,076)
Currency translation adjustment	(189)	(66)
Charged to the Statement of Income	(1,089)	(5,822)
Revaluation surplus	0	0
Ending of the year	(11,242)	(9,964)	(4,076)
Assets/ (Liabilities), Net [Member]
Statement [Line Items]
Beginning of the year	(719,247)	(930,564)
Currency translation adjustment	6,714	(3,464)
Charged to the Statement of Income	86,157	216,330
Revaluation surplus	(2,037)	(1,549)
Ending of the year	(628,413)	(719,247)	(930,564)
Trade And Other Payables [Member]
Statement [Line Items]
Beginning of the year	20,751	12,246
Currency translation adjustment	0	0
Charged to the Statement of Income	(5,858)	8,505
Revaluation surplus	0	0
Ending of the year	14,893	20,751	12,246
Borrowings One [Member]
Statement [Line Items]
Beginning of the year	145	1,367
Currency translation adjustment	0	0
Charged to the Statement of Income	21	(1,222)
Revaluation surplus	0	0
Ending of the year	166	145	1,367
Investments [Member]
Statement [Line Items]
Beginning of the year	(9,675)	(409)
Currency translation adjustment	0	0
Charged to the Statement of Income	(3,221)	(9,266)
Revaluation surplus	0	0
Ending of the year	(12,896)	(9,675)	(409)
Inventories [Member]
Statement [Line Items]
Beginning of the year	(13,944)	(10,254)
Currency translation adjustment	2,832	(959)
Charged to the Statement of Income	(4,645)	(2,731)
Revaluation surplus	0	0
Ending of the year	(15,757)	(13,944)	(10,254)
Investment Properties And Property, Plant And Equipment [Member]
Statement [Line Items]
Beginning of the year	(697,294)	(810,782)
Currency translation adjustment	10,319	(4,432)
Charged to the Statement of Income	108,442	119,469
Revaluation surplus	(2,037)	(1,549)
Ending of the year	(580,570)	(697,294)	(810,782)
Intangible Assets [Member]
Statement [Line Items]
Beginning of the year	(6,547)	(5,447)
Currency translation adjustment	0	0
Charged to the Statement of Income	(7,514)	(1,100)
Revaluation surplus	0	0
Ending of the year	(14,061)	(6,547)	(5,447)
Tax inflation adjustment [Member]
Statement [Line Items]
Beginning of the year	(39,011)	(117,827)
Currency translation adjustment	0	0
Charged to the Statement of Income	(36,678)	78,816
Revaluation surplus	0	0
Ending of the year	(75,689)	(39,011)	(117,827)
Subtotal Liabilities [Member]
Statement [Line Items]
Beginning of the year	(792,808)	(975,162)
Currency translation adjustment	13,045	(5,111)
Charged to the Statement of Income	49,670	189,014
Revaluation surplus	(2,037)	(1,549)
Ending of the year	(732,130)	(792,808)	(975,162)
Others [Member]
Statement [Line Items]
Beginning of the year	20,156	18,955
Currency translation adjustment	(2,122)	1,123
Charged to the Statement of Income	6,818	78
Revaluation surplus	0	0
Ending of the year	$ 24,852	$ 20,156	$ 18,955